Other Current Liabilities - Additional Information (Detail)					3 Months Ended	12 Months Ended
	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 14, 2022 EUR (€) shares	Oct. 20, 2022	Oct. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 14, 2022 $ / shares
Other Liabilities Current [Line Items]
Issue of equity | €							€ 117,215,000
Par value per share | $ / shares								$ 0.000001
Warrant liabilities | €					€ 4,041,000	€ 9,002,000
Warrants exercised term		5 years
Meritz [Member]
Other Liabilities Current [Line Items]
Number Of Charged Shares	5,171,565
Percentage Of Underwriting Fees					4.00%
Repurchase of convertible preference share	1
Return on investment rate			11.50%
Return on investment basis				1.115
FFG Private Placement Subscription Shares [Member]
Other Liabilities Current [Line Items]
Par value per share | € / shares						€ 1
FFG Private Placement Subscription Shares [Member] | Meritz [Member]
Other Liabilities Current [Line Items]
Number of shares issued				18,569,282		18,569,282
Issue of equity				$ 49,999,999		€ 4,999,999
Par value per share | $ / shares				$ 1
Ordinary shares [member]
Other Liabilities Current [Line Items]
Par value per share | (per share)					€ 0.000001	€ 1			$ 11.5
Warrants, conversion basis		1
Ordinary shares [member] | Meritz [Member]
Other Liabilities Current [Line Items]
Payments to acquire or redeem entity's shares | $	$ 54,473,260
Number of shares repurchased	4,999,999
Number of shares issued	19,050,381
Issue of equity | $	$ 69,473,260
Par value per share | $ / shares	$ 0.000001							$ 0.000001
LGHL Public Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants		20,699,969
Warrants [Member]
Other Liabilities Current [Line Items]
Warrant liabilities | €		€ 5,261,000			€ 4,041,000	€ 9,002,000
Revaluation surplus | €					€ 4,960,000
LGH Private Placement Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants		11,280,000
Warrant liabilities | €		€ 2,609,000
Eighteen USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares									18
Exercise price of warrants | $ / shares									0.01
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Ten USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares									10
Exercise price of warrants | $ / shares									$ 0.1
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days